EQUITY (Details 6) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity [Roll Forward]
Beginning balance		$ 4,267,236	$ 4,185,304	$ 2,937,548
Dividends		(54,580)	(46,591)	(20,766)
Ending balance		3,746,776	4,267,236	4,185,304
Retained Earnings [Member]
Equity [Roll Forward]
Beginning balance		475,117	366,404	317,950
Result for the period		181,935	155,304	69,220
Dividends		(54,580)	(46,591)	(20,766)
Other increase (decreases)	[1],[2]	(4,797)
Ending balance		$ 597,675	$ 475,117	$ 366,404

[1]	Adjustments adoption IFRS 9 and IFRS 15 ThUS (9,549) (See Note 2)
[2]	Variation effect in Accumulated results, by application IAS 29, Argentina hyperinflation: